Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible notes payable, Original amount
Convertible notes payable, Unamortized discount		$ (11,809)	$ (44,074)
Convertible notes payable, Guaranteed Interest Accrued
Convertible notes payable, Net Settlement
Convertible notes payable
Opening Balance [Member]
Convertible notes payable, Original amount
Convertible notes payable, Unamortized discount
Convertible notes payable, Guaranteed Interest Accrued
Convertible notes payable, Net Settlement
Convertible notes payable			189,921
Conversion On Opening Balance [Member]
Convertible notes payable, Original amount
Convertible notes payable, Unamortized discount
Convertible notes payable, Guaranteed Interest Accrued
Convertible notes payable, Net Settlement
Convertible notes payable			(189,921)
Issued: March 9, 2016 [Member]
Convertible notes payable, Original amount		250,000
Convertible notes payable, Unamortized discount
Convertible notes payable, Guaranteed Interest Accrued		10,000
Convertible notes payable, Net Settlement
Convertible notes payable		260,000	260,000
Issued: March 9, 2016 One [Member]
Convertible notes payable, Original amount		296,153
Convertible notes payable, Unamortized discount
Convertible notes payable, Guaranteed Interest Accrued		14,808
Convertible notes payable, Net Settlement		(180,908)
Convertible notes payable		130,053	130,053
Issued: June 9, 2016 [Member]
Convertible notes payable, Original amount		87,912
Convertible notes payable, Unamortized discount
Convertible notes payable, Guaranteed Interest Accrued		4,396
Convertible notes payable, Net Settlement
Convertible notes payable		92,308	92,308
Issued: June 30, 2016 [Member]
Convertible notes payable, Original amount		550,000
Convertible notes payable, Unamortized discount		(8,956)
Convertible notes payable, Guaranteed Interest Accrued		22,000
Convertible notes payable, Net Settlement		(99,713)
Convertible notes payable		463,331	471,040
Issued: April 11, 2017 [Member]
Convertible notes payable, Original amount		19,167
Convertible notes payable, Unamortized discount
Convertible notes payable, Guaranteed Interest Accrued		958
Convertible notes payable, Net Settlement
Convertible notes payable		20,125	15,983
Issued: April 11, 2017 One [Member]
Convertible notes payable, Original amount		19,167
Convertible notes payable, Unamortized discount
Convertible notes payable, Guaranteed Interest Accrued		958
Convertible notes payable, Net Settlement
Convertible notes payable		20,125	15,983
Issued: May 2, 2017 [Member]
Convertible notes payable, Original amount		14,444
Convertible notes payable, Unamortized discount
Convertible notes payable, Guaranteed Interest Accrued		722
Convertible notes payable, Net Settlement
Convertible notes payable		15,166	12,275
Issued: May 2, 2017 One [Member]
Convertible notes payable, Original amount		14,444
Convertible notes payable, Unamortized discount
Convertible notes payable, Guaranteed Interest Accrued		722
Convertible notes payable, Net Settlement
Convertible notes payable		15,166	12,277
Issued: June 1, 2017 [Member]
Convertible notes payable, Original amount		15,000
Convertible notes payable, Unamortized discount
Convertible notes payable, Guaranteed Interest Accrued		750
Convertible notes payable, Net Settlement
Convertible notes payable		15,750	12,432
Issued: June 1, 2017 One [Member]
Convertible notes payable, Original amount		15,000
Convertible notes payable, Unamortized discount
Convertible notes payable, Guaranteed Interest Accrued		750
Convertible notes payable, Net Settlement
Convertible notes payable		15,750	12,432
Issued: August 8, 2017 [Member]
Convertible notes payable, Original amount		12,778
Convertible notes payable, Unamortized discount		(566)
Convertible notes payable, Guaranteed Interest Accrued		639
Convertible notes payable, Net Settlement
Convertible notes payable		12,851	10,516
Issued: August 8, 2017 One [Member]
Convertible notes payable, Original amount		12,778
Convertible notes payable, Unamortized discount		(567)
Convertible notes payable, Guaranteed Interest Accrued		639
Convertible notes payable, Net Settlement
Convertible notes payable		12,851	10,515
Issued: September 1, 2017 [Member]
Convertible notes payable, Original amount		11,667
Convertible notes payable, Unamortized discount		(725)
Convertible notes payable, Guaranteed Interest Accrued		584
Convertible notes payable, Net Settlement
Convertible notes payable		11,526	9,673
Issued: November 15, 2017 [Member]
Convertible notes payable, Original amount		10,278
Convertible notes payable, Unamortized discount		(996)
Convertible notes payable, Guaranteed Interest Accrued		514
Convertible notes payable, Net Settlement
Convertible notes payable		10,294	7,773
Issued: November 15, 2017 One [Member]
Convertible notes payable, Original amount		10,278
Convertible notes payable, Unamortized discount		(994)
Convertible notes payable, Guaranteed Interest Accrued		514
Convertible notes payable, Net Settlement
Convertible notes payable		10,295	7,774
Ending Balance [Member]
Convertible notes payable, Original amount		1,339,066	1,339,066
Convertible notes payable, Unamortized discount		(11,809)	(44,074)
Convertible notes payable, Guaranteed Interest Accrued		58,954	58,954
Convertible notes payable, Net Settlement		(280,621)	(272,912)
Convertible notes payable		$ 1,105,590	$ 1,081,034
Note Conversion: January 9, 2019 [Member]
Convertible notes payable, Original amount	(1,339,066)
Convertible notes payable, Unamortized discount	11,809
Convertible notes payable, Guaranteed Interest Accrued	(58,954)
Convertible notes payable, Net Settlement	280,621
Convertible notes payable	$ (1,105,590)